AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

- AB High Income Fund

- AB Income Fund

- AB Limited Duration High Income Portfolio

- AB Short Duration Income Portfolio

- AB Tax-Aware Fixed Income Opportunities Portfolio

- AB Total Return Bond Portfolio

- AB High Yield Portfolio

- AB Sustainable Thematic Credit Portfolio

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Concentrated International Growth Portfolio

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Global Core Equity Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB International Strategic Core Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

- AB Municipal Bond Inflation Strategy

- AB All Market Real Return Portfolio

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB Intermediate California Municipal Portfolio

- AB Intermediate Diversified Municipal Portfolio

- AB Intermediate Duration Portfolio

- AB Intermediate New York Municipal Portfolio

- AB Short Duration Portfolio

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

- AB High Income Municipal Portfolio

- AB Arizona Portfolio

- AB California Portfolio

- AB Massachusetts Portfolio

- AB Minnesota Portfolio

- AB New Jersey Portfolio

- AB New York Portfolio

- AB Ohio Portfolio

- AB Pennsylvania Portfolio

- AB Virginia Portfolio

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

- AB All Market Total Return Portfolio

- AB Conservative Wealth Strategy

- AB Tax-Managed Wealth Appreciation Strategy

- AB Tax-Managed All Market Income Portfolio

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

- AB All China Equity Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated September 24, 2021 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 28, 2021
Bond Funds	January 29, 2021 (April 30, 2021 for AB High Yield Portfolio and May 3, 2021 for AB Sustainable Thematic Credit Portfolio)
EMMA	July 30, 2021
Equity Funds	October 30, 2020
Government Money Market	August 31, 2021
Inflation Strategies	January 29, 2021
Municipal Portfolios	September 30, 2020
Value Funds	February 26, 2021
Wealth Strategies	December 31, 2020

* * * * *

For each Fund, the following is added to the end of “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus.

Waiver Specific to U.S. Bancorp Investments, Inc.

Effective September 30, 2021, shareholders purchasing Fund shares through a U.S. Bancorp Investments (“USBI”) platform or account or who own shares for which USBI is the broker-dealer of record, where the shares are held in an omnibus account at the Fund, will be eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at USBI

•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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